Consolidated Balance Sheets (Parenthetical) - € / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Euros per share)	€ 0.59	€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	433,784,634	442,056,296
Common stock, shares outstanding (in shares)	433,784,634	442,056,296